N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT SEVEN
Entity Central Index Key	0001070231
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Polaris Income Daily Edge One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Polaris Income Daily Edge Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%